Note 2 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended		12 Months Ended
	Apr. 15, 2016	Mar. 31, 2016 USD ($)	Mar. 31, 2015	Dec. 31, 2015
Reclassification to Report Debt Issuance Costs as a Contra Debt Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment		$ 387,000
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk, Percentage		86.00%	93.00%	86.00%
Warranty Period		1 year		1 year